INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities

 Schedule of Deferred Tax Assets and Liabilities

	2022	2021
Deferred Tax Assets:
NOL Carryover	$(3,443,812)	$(2,682,760)
Payroll accrual	134,700	2,000
Deferred tax liabilities:
Less valuation allowance	3,309,112	2,680,760
Net deferred tax assets	$—	$—

Schedule of Components of Income Tax Expense

Schedule of Components of Income Tax Expense

	2022	2021
Book loss	$(1,277,100)	$(1,111,900)
Other nondeductible expenses	678,700	676,800
Related party accrual	—	—
Valuation allowance	598,400	435,100
	$—	$—